Warrants - Series D Warrants - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2016	Dec. 30, 2016	Dec. 30, 2015 $ / shares $ / Unit shares	Dec. 31, 2015 $ / shares $ / Unit shares	Dec. 31, 2014 shares
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				13,219,597	5,447,940
Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding			19.90%
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				3,503,116
Exercise price | $ / shares				$ 1.85
Series D Warrant | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Warrants Exercisable			3,503,116
Exercise price | $ / shares			$ 1.85
Conversion feature, floor price | $ / Unit			1.16
Series D Warrant | Scenario, Forecast
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding		16.60%
Series D Warrant | Scenario, Forecast | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding	16.60%
Series D Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				3,503,116
Exercise price | $ / shares				$ 1.85
Exercise period				5 years
Description of warrant terms				Each Series D Warrant will be exercisable initially at an exercise price of $1.85 per share, subject to adjustments for certain dilutive events and subject to an exercise price floor equal to $1.16 per share.
Series D Warrant | Common Stock | Minimum
Class Of Warrant Or Right [Line Items]
Conversion feature, floor price | $ / Unit				1.16